File Nos. 033-13179
                                                                     811-05099


    As filed with the Securities and Exchange Commission on November 12, 2015



                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                        FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                        Pre-Effective Amendment No. ___                 [ ]

                        Post-Effective Amendment No. 47                 [X]

                                        and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No. 48                        [X]

                        (Check appropriate box or boxes)

                        PIONEER MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (617) 742-7825

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):


           [ ]  immediately upon filing pursuant to paragraph (b)
           [X]  on November 13, 2015 pursuant to paragraph (b)
           [ ]  60 days after filing pursuant to paragraph (a)(1)
           [ ]  on [date] pursuant to paragraph (a)(1)
           [ ]  75 days after filing pursuant to paragraph (a)(2)
           [ ]  on [date] pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

          ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                PART C - OTHER INFORMATION


Item 28. Exhibits


    (a)(1)      Amended and Restated Agreement and Declaration of Trust (8)
    (a)(2)      Amendment to Amended and Restated Agreement and
                Declaration of Trust (May 22, 2010) (9)
    (a)(3)      Schedules A and B to Amended and Restated Agreement and
                Declaration of Trust (effective as of November 10, 2014) (12)
    (b)         Amended and Restated By-laws (8)
    (c)         Specimen Stock Certificate (1)
    (d)         Amended and Restated Management Agreement
                (November 12, 2013) (11)
    (e)(1)      Underwriting Agreement between Registrant, on behalf of each series, and Pioneer Funds Distributor, Inc. (3)
    (e)(2)      Dealer Sales Agreement (7)
    (f)         None
    (g)(1)      Custodian Agreement with Brown Brothers Harriman & Co.
		(July 1, 2001) (6)
    (g)(2)      Amended Appendix A to Custodian Agreeement
		(dated as of December 10, 2014) (12)
    (h)(1)      Investment Company Service Agreement between the Registrant and Pioneer Investment Management Shareholder
                Services, Inc. (6)
    (h)(2)      Amendment No. 8 to Investment Company
                Service Agreement (December 10, 2014) (12)
    (h)(3)      Amended and Restated Administration Agreement with Pioneer
                Investment Management, Inc. (August 1, 2014) (12)
    (h)(4)      Administrative Agency Agreement (March 5, 2012) (10)
    (h)(5)      Appendix A to Administrative Agency
		Agreement (December 10, 2014) (12)
    (i)         Opinion and Consent of Counsel (2)
    (j)         Consent of Independent Registered Public Accounting Firm (13)
    (k)         None
    (l)         Stock Purchase Agreement (1)
    (m)(1)      Amended and Restated Pioneer Funds
		Distribution Plan (November 10, 2014) (12)
    (m)(2)      Class R Service Plan (4)
    (n)         Multiple Class Plan Pursuant to Rule 18f-3 (5)
    (o)         Not applicable
    (p)         Code of Ethics of the Pioneer Funds, PFD, PIAM, and PIM
                (September 20, 2013) (11)
    N/A         Power of Attorney (November 17, 2014) (12)

---------------------

     (1) Previously filed. Incorporated by reference from the Registrant's Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A as filed electronically with the Securities and Exchange Commission (the "SEC") on March 29, 1995 (Accession Number 0000812195-95-000013).

     (2) Previously filed. Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A as filed electronically with the SEC on April 29, 1999 (Accession Number 0000812195-99-500008).

     (3) Previously filed. Incorporated by reference from the Registrant's Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A as filed electronically with the SEC on March 1, 2002 (Accession Number 0000812195-02-000004).

     (4) Previously filed. Incorporated by reference from the Registrant's Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A as filed electronically with the SEC on February 18, 2003 (Accession Number 0000831120-03-000004).

     (5) Previously filed. Incorporated by reference from the Registrant's Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A as filed electronically with the SEC on April 29, 2005 (Accession Number 0001016964-05-000188).

     (6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A as filed with the SEC on April 28, 2006 (Accession Number 0000831120-06-000020).

     (7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A as filed with the SEC on April 30, 2007 (Accession Number 0001265389-07-000006).

     (8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A as filed with the SEC on April 30, 2009 (Accession Number 0001094522-09-000007).

     (9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A as filed with the SEC on April 29, 2011 (Accession Number
0000812195-11-000033).

     (10) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A as filed with the SEC on April 26, 2012 (Accession Number
0000812195-12-000008).

     (11) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A as filed with the SEC on April 29, 2014 (Accession Number
0000276776-14-000032).

    (12) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A as filed with the SEC on April 29, 2015 (Accession Number
0000930709-15-000012).

    (13) Filed herein.


Item 29. Persons Controlled by or Under Common Control with the Fund

     None.


Item 30.  Indemnification

     Except for the Amended and Restated Agreement and Declaration of Trust (the "Declaration"), establishing the Fund as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 31. Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredit S.p.A.("UniCredit"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredit subsidiaries.

Item 32. Principal Underwriters

          (a) Pioneer Funds Distributor, Inc. acts as principal underwriter for the following investment companies:

                        Pioneer Asset Allocation Trust
			Pioneer Bond Fund
                        Pioneer Emerging Markets Fund
                        Pioneer Equity Income Fund
                        Pioneer Fund
                        Pioneer High Yield Fund
                        Pioneer ILS Interval Fund
                        Pioneer Mid Cap Value Fund
                        Pioneer Money Market Trust
                        Pioneer Real Estate Shares
                        Pioneer Series Trust II
                        Pioneer Series Trust III
                        Pioneer Series Trust IV
                        Pioneer Series Trust V
                        Pioneer Series Trust VI
                        Pioneer Series Trust VII
                        Pioneer Series Trust VIII
                        Pioneer Series Trust X
                        Pioneer Series Trust XI
                        Pioneer Series Trust XII
                        Pioneer Short Term Income Fund
                        Pioneer Strategic Income Fund
                        Pioneer Variable Contracts Trust



         (b)     Directors and executive officers of Pioneer Funds Distributor,
                 Inc.:

                         POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                WITH FUND

Lisa M. Jones            Director, Chairman, President   President
                         and Chief Executive Officer

Tracy L. Connelly        Senior Vice President and
                         Chief Operations Officer        None

Gregg Dooling            Chief Financial Officer         None

John M. Malone           Vice President and
                         Chief Compliance Officer        None

Patrick D. Grecco        Vice President and Controller   None


The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c)      Not applicable.

Item 33.  Location of Accounts and Records

         The accounts, books, and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the following offices:

	(a)	Registrant:
		60 State Street
		Boston, Massachusetts 02109

	(b)	Investment adviser and administrator:
		Pioneer Investment Management, Inc.
		60 State Street
		Boston, Massachusetts 02109

	(c)	Principal underwriter:
		Pioneer Funds Distributor, Inc.
		60 State Street
		Boston, Massachusetts 02109

	(d) 	Custodian and sub-administrator:
		Brown Brothers Harriman & Co.
		50 Post Office Square
		Boston, Massachusetts 02110

	(e)	Shareholder servicing and transfer agent:
		Pioneer Investment Management Shareholder Services, Inc.
		60 State Street
		Boston, Massachusetts 02109

Item 34.  Management Services

     Not applicable.

Item 35.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Admendment No. 47 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 12th day of November, 2015.



                                             PIONEER MONEY MARKET TRUST


				    	By: /s/ Lisa M. Jones
                                        ---------------------------------------
                                            Lisa M. Jones
                                            President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on November 12, 2015:

        Signature                       Title


        /s/ Lisa M. Jones        	President (Principal Executive Officer)
        Lisa M. Jones


	Mark E. Bradley*                Treasurer (Principal Financial and
        Mark E. Bradley                 Accounting Officer)



        David R. Bock*                  Trustee
        David R. Bock


        Benjamin M. Friedman*           Trustee
        Benjamin M. Friedman


        Margaret B. W. Graham*          Trustee
        Margaret B. W. Graham


	Thomas J. Perna*		Chairman of the Board
	Thomas J. Perna			and Trustee


	Marguerite A. Piret*		Trustee
	Marguerite A. Piret


	Fred J. Ricciardi*		Trustee
	Fred J. Ricciardi


	Kenneth J. Taubes*		Trustee
	Kenneth J. Taubes




  *By: /s/ Lisa M. Jones           Dated: November 12, 2015
       Lisa M. Jones
       Attorney-in-fact

 EXHIBIT INDEX

    Exhibit
    Number     Document Title


    (j)        Consent of Independent Registered Public Accounting Firm